FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	$ (1,919.3)	$ (2,645.9)
Financial assets (liabilities), at fair value	(1,928.0)	(2,661.4)
Financial liabilities at fair value through profit or loss, category | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(6.5)	(6.4)
Financial assets (liabilities), at fair value	(6.5)	(6.4)
Financial liabilities at amortised cost | Accounts payable and accrued liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(699.9)	(914.4)
Financial liabilities, at fair value	(699.9)	(914.4)
Financial liabilities at amortised cost | Total long-term debt | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(2,477.1)	(2,684.7)
Financial liabilities, at fair value	(2,488.3)	(2,700.6)
Financial liabilities at amortised cost | Other non-current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(72.6)	(91.4)
Financial liabilities, at fair value	(65.3)	(84.8)
Financial assets at fair value through profit or loss, category | Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Credit loss allowances	552.4	293.7
Financial assets, at fair value	552.4	293.7
Financial assets at fair value through profit or loss, category | Equity swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	1.0	13.0
Financial assets (liabilities), at fair value	1.0	13.0
Financial assets at fair value through other comprehensive income, category | Foreign currency and interest rate swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(10.0)	(14.4)
Financial assets (liabilities), at fair value	(10.0)	(14.4)
Financial assets at fair value through other comprehensive income, category | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(13.3)	(31.9)
Financial assets (liabilities), at fair value	(13.3)	(31.9)
Financial assets at fair value through other comprehensive income, category | Equity investments | Level 3
Disclosure of fair value measurement of assets [line items]
Credit loss allowances	1.4	1.4
Financial assets, at fair value	1.4	1.4
Loans and receivables | Accounts receivable | Level 2
Disclosure of fair value measurement of assets [line items]
Credit loss allowances	579.2	567.7
Financial assets, at fair value	579.2	567.7
Loans and receivables | Investment in finance leases | Level 2
Disclosure of fair value measurement of assets [line items]
Credit loss allowances	149.9	142.0
Financial assets, at fair value	145.1	135.8
Loans and receivables | Other non-current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Credit loss allowances	76.2	79.5
Financial assets, at fair value	$ 76.2	$ 79.5